Nature of the Business and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Apr. 17, 2023	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 02, 2023
Nature of the Business and Basis of Presentation [Line Items]
Purchased shares (in Shares)		425,606	425,606
Prepayment amount (in Dollars)		$ 4.5	$ 4.5
Shares of common stock (in Shares)		8,512	8,512
Price per share			$ 4
Purchase agreement (in Dollars)			$ 1.7
Class A Common Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Common stock par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Aggregate shares (in Shares)	1,000,000
Preferred stock par value		$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock [Member] | Envoy Bridge Note [Member]
Nature of the Business and Basis of Presentation [Line Items]
Aggregate shares (in Shares)	1,000,000
Preferred Stock [Member] | Series A Preferred Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Preferred stock par value	$ 0.0001
Sponsor [Member]
Nature of the Business and Basis of Presentation [Line Items]
Purchased shares (in Shares)		1,000,000	1,000,000
Sponsor [Member] | Series A Preferred Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Price per share	$ 10
Private Placement [Member]
Nature of the Business and Basis of Presentation [Line Items]
Aggregate purchase price (in Dollars)	$ 10.0